AVAILABLE-FOR-SALE FIXED MATURITY SECURITIES - Schedule of Amortized Cost and Fair Value of Available-for-Sale Fixed Maturity Securities (Details) - USD ($) $ in Millions	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	$ 52,808		$ 19,341
Gross Unrealized Gains	777		201
Gross Unrealized Losses	(945)		(735)
Allowance for Credit Losses	(43)	$ (32)	(30)	$ (39)	$ (23)	$ (30)
Fair Value	52,597		18,777
U.S. treasury and government
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	436		529
Gross Unrealized Gains	1		4
Gross Unrealized Losses	(39)		(36)
Allowance for Credit Losses	0		0
Fair Value	398		497
U.S. states and political subdivisions
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	3,324		684
Gross Unrealized Gains	85		3
Gross Unrealized Losses	(25)		(17)
Allowance for Credit Losses	0		0
Fair Value	3,384		670
Foreign governments
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	1,002		603
Gross Unrealized Gains	18		27
Gross Unrealized Losses	(30)		(16)
Allowance for Credit Losses	0		0
Fair Value	990		614
Corporate debt securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	36,508		15,097
Gross Unrealized Gains	537		121
Gross Unrealized Losses	(782)		(607)
Allowance for Credit Losses	(35)	(24)	(19)	(23)	(13)	(24)
Fair Value	36,228		14,592
Residential mortgage-backed securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	1,292		367
Gross Unrealized Gains	25		14
Gross Unrealized Losses	(8)		(4)
Allowance for Credit Losses	0	0	(1)	0	0	0
Fair Value	1,309		376
Commercial mortgage-backed securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	3,450		750
Gross Unrealized Gains	56		13
Gross Unrealized Losses	(37)		(31)
Allowance for Credit Losses	(6)	(6)	(6)	0	0	0
Fair Value	3,463		726
Collateralized debt securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	6,796		1,311
Gross Unrealized Gains	55		19
Gross Unrealized Losses	(24)		(24)
Allowance for Credit Losses	(2)	$ (2)	(4)	$ (16)	$ (10)	$ (6)
Fair Value	$ 6,825		$ 1,302